UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
		Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

	Monica C. Grady	Stamford, Connecticut	February 10, 2000

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$1,441,327

List of Other Included Managers:

No.	13F File Number	Name

None















                             FORM 13F INFORMATION
TABLE











VALUE
SHARES/
SH/      PUT/    INVSTMT


OTHER
                   VOTING AUTHORITY


NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN


MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
15244
419791
SH

SOLE

419791
0
0
AK Steel Holding Corp.
Common
001547908
24428
1294217
SH

SOLE

1294217
0
0
Alleghany Corp. Del
Common
017175100
14302
77103
SH

SOLE

77103
0
0
American Express Company
Common
025816109
1259
7575
SH

SOLE

7575
0
0
American Home Products Corp.
Common
026609107
16915
430944
SH

SOLE

430944
0
0
American Intl. Group Inc.
Common
026874107
4430
40968
SH

SOLE

40968
0
0
Anheuser Busch Companies Inc.
Common
035229103
510
7200
SH

SOLE

7200
0
0
Associates First CAP
Class A
046008108
751
27360
SH

SOLE

27360
0
0
AT&T Corp.
Common
001957109
17324
340958
SH

SOLE

340958
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
24286
427477
SH

SOLE

427477
0
0
Automatic Data Process
Common
053015103
1512
28062
SH

SOLE

28062
0
0
BP Amoco PLC
Sponsored ADR
055622104
328
5532
SH

SOLE

5532
0
0
Bank of New York
Common
064057102
1976
49400
SH

SOLE

49400
0
0
BankAmerica Corp.
Common
066050105
666
13276
SH

SOLE

13276
0
0
Bell Atlantic Corporation
Common
077853109
789
12812
SH

SOLE

12812
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
729
13
SH

SOLE

13
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
14700
8033
SH

SOLE

8033
0
0
Braun Consulting
Common
105651103
207
2900
SH

SOLE

2900
0
0
Bristol Myers Squibb Co.
Common
110122108
2670
41600
SH

SOLE

41600
0
0
CBS Inc.
Common
12490K107
22547
352649
SH

SOLE

352649
0
0
Cadence Design System
Common
127387108
960
40000
SH

SOLE

40000
0
0
Cendant Corp.
Common
151313103
936
35250
SH

SOLE

35250
0
0
Chase Manhattan Bank
Common
16161A108
25920
333656
SH

SOLE

333656
0
0
Chevron Corp.
Common
166751107
485
5600
SH

SOLE

5600
0
0
Cigna Corp.
Common
125509109
630
7815
SH

SOLE

7815
0
0
Citigroup, Inc.
Common
172967101
22507
404175
SH

SOLE

404175
0
0
Colgate Palmolive Co.
Common
194162103
4525
69620
SH

SOLE

69620
0
0
Comcast Corp.
Class A Spl.
200300200
24956
493582
SH

SOLE

493582
0
0
Compaq Computers
Common
204493100
2399
88653
SH

SOLE

88653
0
0
Conoco Inc.
Class B
208251405
389
15660
SH

SOLE

15660
0
0
Cordant Technologies Inc.
Common
218412104
13005
394100
SH

SOLE

394100
0
0
Dana Corp.
Common
235811106
371
12400
SH

SOLE

12400
0
0
Walt Disney Productions
Common
254687106
441
15109
SH

SOLE

15109
0
0
Dupont De Nemours & Co.
Common
263534109
808
12272
SH

SOLE

12272
0
0
EMC Corporation Mass.
Common
268648102
394
3608
SH

SOLE

3608
0
0
Eastman Kodak Co.
Common
277461109
13729
207239
SH

SOLE

207239
0
0
Electronic Data Systems New
Common
285661104
874
13065
SH

SOLE

13065
0
0
Emerson Electric Co.
Common
291011104
7665
133601
SH

SOLE

133601
0
0
Exxon Corporation
Common
302290101
1214
15078
SH

SOLE

15078
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
15564
330711
SH

SOLE

330711
0
0
Federal National Ntg. Assn.
Common
313586109
8501
136155
SH

SOLE

136155
0
0
First Data Corp.
Common
319963104
20871
423245
SH

SOLE

423245
0
0
Fleet Boston Financial
Common
339030108
369
10600
SH

SOLE

10600
0
0
Ford Motor Co.
Common
345370100
675
12669
SH

SOLE

12669
0
0
GTE Corp.
Common
326320103
1684
23507
SH

SOLE

23507
0
0
Gannett Inc.
Common
364730101
21389
262245
SH

SOLE

262245
0
0
General Electric
Common
369604103
16442
106253
SH

SOLE

106253
0
0
General Motors Corp.
Common
370442105
14852
204333
SH

SOLE

204333
0
0
Goldman Sachs Group Inc.
Common
38141G104
612
6500
SH

SOLE

6500
0
0
Halliburton Co.
Common
406216101
2515
62500
SH

SOLE

62500
0
0
Harman International Industries Inc.
Common
413086109
14540
259070
SH

SOLE

259070
0
0
Hercules Inc.
Common
427056106
836250
30000
SH

SOLE

30000
0
0
Hewlett Packard Inc.
Common
428236103
1458
12820
SH

SOLE

12820
0
0
Home Depot Inc.
Common
437076102
1007
14649
SH

SOLE

14649
0
0
Honeywell International
Common
438516106
16845
292015
SH

SOLE

292015
0
0
INSO Corp.
Common
457674109
322
10000
SH

SOLE

10000
0
0
Intel Corp.
Common
458140100
334
4068
SH

SOLE

4068
0
0
International Business Machines
Common
459200101
17949
166388
SH

SOLE

166388
0
0
Johnson & Johnson
Common
478160104
2203
23629
SH

SOLE

23629
0
0
Jones Apparel Group Inc.
Common
480074103
14714
542480
SH

SOLE

542480
0
0
Knight Ridder Inc.
Common
499040103
1355
22760
SH

SOLE

22760
0
0
Lilly Eli & Co.
Common
532457108
532
8000
SH

SOLE

8000
0
0
Lucent Technologies Inc.
Common
549463107
661
8826
SH

SOLE

8826
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
3544
58890
SH

SOLE

58890
0
0
Marriot International Inc.
Class A
571900109
5004
158560
SH

SOLE

158560
0
0
MediaOne Group, Inc.
Common
58440J104
5404
70358
SH

SOLE

70358
0
0
Merck & Co., Inc.
Common
589331107
1261
18770
SH

SOLE

18770
0
0
Microsoft Corp.
Common
594918104
539
4620
SH

SOLE

4620
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
274
2800
SH

SOLE

2800
0
0
National Techteam Inc.
Common
638108100
288
60000
SH

SOLE

60000
0
0
News Corp. Ltd.
ADR New
652487703
229
6000
SH

SOLE

6000
0
0
PMI Group Inc.
Common
69344M101
1677
34365
SH

SOLE

34365
0
0
Payless ShoeSource Inc.
Common
704379106
13003
276665
SH

SOLE

276665
0
0
Pepsico Inc.
Common
713448108
13818
392011
SH

SOLE

392011
0
0
Pfizer Inc.
Common
717081103
1761
54310
SH

SOLE

54310
0
0
PrimeEnergy Corp.
Common
74158E108
118
25000
SH

SOLE

25000
0
0
Proctor & Gamble Co.
Common
742718109
7107
64868
SH

SOLE

64868
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Quaker Oats Co.
Common
747402105
472
7200
SH

SOLE

7200
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
628
10380
SH

SOLE

10380
0
0
SBC Communications
Common
78387G103
620
12719
SH

SOLE

12719
0
0
SLM Holding Corp.
Common
78442A109
12157
287763
SH

SOLE

287763
0
0
Santa Fe Snyder Corp.
Common
80218K105
12123
1515390
SH

SOLE

1515390
0
0
Schering Plough Corp.
Common
806605101
3608
85148
SH

SOLE

85148
0
0
Schlumberger Ltd.
Common
806857108
925
16485
SH

SOLE

16485
0
0
Sherwin Williams Co.
Common
824348106
15505
738345
SH

SOLE

738345
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1542
24050
SH

SOLE

24050
0
0
Sunguard Data Systems Inc.
Common
867363103
1990
83810
SH

SOLE

83810
0
0
Sun Microsystems
Common
866810104
433
5600
SH

SOLE

5600
0
0
Texaco Inc.
Common
881694103
14460
266245
SH

SOLE

266245
0
0
Time Warner Inc.
Common
887315109
5416
74899
SH

SOLE

74899
0
0
Ucar International Inc.
Common
90262K109
2516
141300
SH

SOLE

141300
0
0
United Technologies
Common
913017109
1362
20960
SH

SOLE

20960
0
0
Waste Management, Inc. New
Common
94106K101
2384
138732
SH

SOLE

138732
0
0
Water Pik Technologies
Common
94113U100
191
20000
SH

SOLE

20000
0
0
G Wesco International
Common
95082P105
110
12500
SH

SOLE

12500
0
0
XL Capital Ltd.
Class A
982551056
1214
15078
SH

SOLE

15078
0
0
Xerox Corp.
Common
984121103
7246
172780
SH

SOLE

172780
0
0
Blackrock Investment Quality
Common
09247D105
470
38000
SH

SOLE

38000
0
0
Dreyfus Strategic Government Income
Common
261938104
433
52200
SH

SOLE

52200
0
0
Muniyield Insured Fund Inc.
Common
62630E107
699
57000
SH

SOLE

57000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
468
36000
SH

SOLE

36000
0
0
Nuveen Premium Income Municipal 4
Common
6706K4105
181
15000
SH

SOLE

15000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
421
30000
SH

SOLE

30000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
164
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
137
10000
SH

SOLE

10000
0
0